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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

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Check here if Amendment  [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:     Deer V & Co. LLC
Address:  c/o Bessemer Venture Partners
          1865 Palmer Avenue
          Larchmont, NY 10583

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Form 13F File Number:       28-12886

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Edmund Colloton
Title:  Executive Manager
Phone:  914-833-5300

Signature, Place, and Date of Signing:

 /s/ J. Edmund Colloton     Larchmont, New York           May 15, 2009
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Report Type (Check only one.)

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $3,762 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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FORM 13F

Page 2 of 3                       Name of Reporting Manager: Deer V & Co. LLC

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
Item 1:                       Item 2:      Item 3:  Item 4:  Item 5:                  Item 6:   Item 7:       Item 8:
-------                    -------------- --------- -------- -------                 ---------- -------- ----------------------
                                                                                                         ---VOTING AUTHORITY---
                                                     VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------             -------------- --------- -------- ------- ------ -------- ---------- --------  ------  ------  ----
AKAMAI TECHNOLOGIES INC         COM       00971T101   2081   107257    SH               SOLE             107257
MELLANOX TECHNOLOGIES LTD       SHS       M51363113   1681   201759    SH               SOLE             201759